CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Balance at end of year	$ 430.9	$ 624.6
Accounts and other receivables:
Trade, less allowance for doubtful accounts	407.9	488.9
Affiliate receivables	16.8	38.8
Other receivables, less allowance for doubtful accounts	101.2	94.0
Inventories:
Finished	139.1	135.3
In process	13.0	20.7
Raw materials	18.6	34.5
Packaging materials	8.6	11.7
Total inventories	179.3	202.2
Maintenance and operating supplies, less allowance for obsolete supplies	17.4	24.0
Other current assets	105.3	77.4
Deferred tax assets	0.0	27.2
Total current assets	1,258.8	1,577.1
Properties, less accumulated depreciation	1,590.8	1,798.0
Goodwill	1,983.3	2,191.6
Other intangibles, less accumulated amortization	4,745.7	5,755.8
Investment in MillerCoors	2,441.0	2,388.6
Deferred tax assets	20.2	58.2
Notes receivable, less allowance for doubtful accounts	19.9	21.6
Other assets	216.6	189.2
Total assets	12,276.3	13,980.1
Current liabilities:
Accounts payable and other current liabilities (includes affiliate payable amounts)	1,184.4	1,305.0
Deferred tax liabilities	0.0	164.8
Current portion of long-term debt and short-term borrowings	28.7	849.0
Discontinued operations	4.1	6.1
Total current liabilities	1,217.2	2,324.9
Long-term debt	2,908.7	2,321.3
Pension and postretirement benefits	201.9	542.9
Deferred tax liabilities	799.8	784.3
Non-current	8.4	25.4
Other liabilities	66.9	79.7
Discontinued operations	10.3	15.5
Total liabilities	$ 5,213.2	$ 6,094.0
Commitments and contingencies
Molson Coors Brewing Company stockholders' equity
Preferred stock	$ 0.0	$ 0.0
Paid-in capital	4,000.4	3,871.2
Retained earnings	4,496.0	4,439.9
Accumulated other comprehensive income (loss)	(1,694.9)	(898.4)
Class B common stock held in treasury at cost	(471.4)	(321.1)
Total Molson Coors Brewing Company stockholders' equity	7,043.0	7,863.3
Noncontrolling interests	20.1	22.8
Total equity	7,063.1	7,886.1
Total liabilities and equity	12,276.3	13,980.1
Class A common stock, voting
Molson Coors Brewing Company stockholders' equity
Common stock	0.0	0.0
Total equity	0.0	0.0
Class B common stock, non-voting
Molson Coors Brewing Company stockholders' equity
Common stock	1.7	1.7
Total equity	1.7	1.7
Class A exchangeable shares
Molson Coors Brewing Company stockholders' equity
Exchangeable shares	108.2	108.5
Total equity	108.2	108.5
Class B Exchangeable Shares [Member]
Molson Coors Brewing Company stockholders' equity
Exchangeable shares	603.0	661.5
Total equity	$ 603.0	$ 661.5